S000005533 [Member] Investment Objectives and Goals - Wilmington Broad Market Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILMINGTON BROAD MARKET BOND FUND SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to provide current income and
Objective, Secondary [Text Block]	secondarily, capital growth.